Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	ISCO
Entity Registrant Name	International Stem Cell CORP
Entity Central Index Key	0001355790
Entity Filer Category	Smaller Reporting Company